Debt - Equipment Line of Credit (Detail) - Line of Credit - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015	Mar. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Line of credit borrowing capacity (up to)	$ 2,000,000
Interest rate at end of period		6.00%	5.75%
Line of credit facility period for principal and interest payments after date of advance	36 months
Final payment of total amounts borrowed, percentage	7.00%
Line of credit balance		$ 1,174,989	$ 1,331,515
Interest expenses recorded		$ 24,236	$ 232,765
Prime Rate
Line of Credit Facility [Line Items]
Interest above base rate	1.25%